Investments in Companies Accounted for at Equity Method (Details 3) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about investment property [line items]
Current assets		$ 694,801	$ 633,659
Non-current assets		32,459	46,865
Current liabilities		432,947	359,038
Noncurrent liabilities		357,768	271,642
Equity		772,922	723,842	$ 705,279	$ 692,300
Goodwill		617,272	495,362
Group's carrying amount of the investment		25,315	24,060
TSG [Member]
Disclosure of detailed information about investment property [line items]
Current assets		34,137	24,396
Non-current assets	[1]	1,746	467
Current liabilities		(20,311)	(16,969)
Noncurrent liabilities		(4,426)	(1,895)
Equity		$ 30,152	$ 25,005
Group's share in equity		50.00%	50.00%
Working capital		$ 5,573	$ 3,000
Excess cost of intangible assets net of deferred tax liabilities		9,851	11,186
Goodwill		333	333
Group's carrying amount of the investment		$ 24,022	$ 25,260

[1]	Not including balance of goodwill in an amount of $19,006 as of December 31, 2016 and 2017.